Share-Based Payments - Summary of Options Granted Under the EIP (Detail)	12 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2020	Jun. 30, 2019 shares	Jun. 30, 2019	Jun. 30, 2018 shares $ / shares
Disclosure of share options share-based payment arrangement [line items]
Granted during the year Number		0		0
Equity incentive plan [member]
Disclosure of share options share-based payment arrangement [line items]
Balance at start of the year	0		0		1,680,868
Granted during the year Number	0	0	0	0
Exercised during the year Number	0
Forfeited during the year Number					(1,680,868)
Balance at end of the year Number	0		0		0
Vested and exercisable at end of the year Number					0
Equity incentive plan [member] | December 23, 2013 [member]
Disclosure of share options share-based payment arrangement [line items]
Expiry date					Jun. 30, 2018
Exercise price | $ / shares					$ 0.0774
Balance at start of the year			0		1,515,752
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number					(1,515,752)
Balance at end of the year Number					0
Vested and exercisable at end of the year Number					0
Equity incentive plan [member] | January 24, 2014 [member]
Disclosure of share options share-based payment arrangement [line items]
Expiry date					Jun. 30, 2018
Exercise price | $ / shares					$ 0.0774
Balance at start of the year			0		165,116
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number					(165,116)
Balance at end of the year Number					0
Vested and exercisable at end of the year Number					0